HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2026
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of Assets and Liabilities Classified as Held for Sale
The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2026 and December 31, 2025:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Investment properties(1)	$13,780	$2,837
Property, plant and equipment(1)	4,183	27
Cash and cash equivalents(1)	550	37
Goodwill(1)	202	—
Equity accounted investments(1)	82	—
Intangible assets(1)	109	—
Accounts receivables and other assets(1)	634	103
Assets held for sale	$19,540	$3,004
Debt obligations(1)	14,545	84
Accounts payable and other liabilities(1)	1,388	221
Liabilities associated with assets held for sale	$15,933	$305
(1)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments to assets held for sale.

Schedule of Changes in Assets Held for Sale
The following table presents the change to the components of the assets held for sale from the beginning of the six months ended June 30, 2026 and the beginning of the year ended December 31, 2025:

(US$ Millions)	Six months ended Jun. 30, 2026	Year ended Dec. 31, 2025
Balance, beginning of period	$3,004	$3,100
Reclassification to assets held for sale, net	834	4,871
Reclassification of Opportunistic Fund Investments to assets held for sale(1)	18,400	—
Disposals	(2,589)	(5,001)
Fair value adjustments	(111)	16
Foreign currency translation	2	17
Other	—	1
Balance, end of period	$19,540	$3,004
(1)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments to assets held for sale.